RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($)		12 Months Ended
	May 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 605,154,000	$ 719,114,000
Trade receivables, allowances for credit losses		19,130,000	22,064,000	$ 10,122,000
Term of committed trade receivables arrangement	3 years
Receivables sold		2,800,000,000	1,300,000,000	1,100,000,000
Gross cash proceeds from sale of receivables	$ 206,900,000
Repayment of certain terminated facilities	$ 39,300,000
Recourse trade receivable		255,000,000
Non-recourse trade receivable		30,000,000.0	108,500,000
Derecognized trade receivables under non-recourse facilitates		11,900,000	54,800,000
Derecognized trade receivables under facilitates with recourse provisions		237,200,000
Recourse liability		4,482,000	0
Fees associated with sale of receivables		5,300,000	0	$ 0
Net advances to growers		132,100,000	82,700,000
Other receivables		157,200,000	150,700,000
Other receivables, allowances for credit losses		24,200,000	21,500,000
VAT
Financing Receivable, Past Due [Line Items]
Other receivables		54,700,000	56,600,000
Other receivables, allowances for credit losses		14,200,000	14,700,000
Minimum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	5 years
Maximum
Financing Receivable, Past Due [Line Items]
Receivables sold	$ 255,000,000.0
Term of supply agreement	10 years
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 12,900,000	$ 7,000,000.0